Capital Structure Management (Tables)	12 Months Ended
Dec. 31, 2021
Capital Structure Management
Schedule of Capital Structure

	12/31/2021		12/31/2020
	€ millions	% of	€ millions	% of	∆ in %
		Total Equity and		Total Equity and
		Liabilities		Liabilities
/ Equity	41,523	58	29,927	51	39
/ Current liabilities	16,136	23	12,842	22	26
/ Non-current liabilities	13,510	19	15,696	27	-14
/ Liabilities	29,646	42	28,537	49	4
Thereof financial debt	13,094	18	13,283	23	-1
Thereof lease liabilities	2,143	3	2,120	4	1
/ Total equity and liabilities	71,169	100	58,464	100	22